SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Equity [Abstract]
Employees and directors share-based payments		$ 1,360,000
Shares issued for services	136,000	32,603
Total share based payments expenses	$ 136,000	$ 1,392,603